WILSHIRE VARIABLE INSURANCE TRUST

(the “Trust”)

Supplement dated October 15, 2008 to the statement of additional information dated May 1, 2008, as Supplemented June 27, 2008 (the “SAI”)

This supplement information replaces and supersedes any contrary information contained in the SAI.

The following information replaces the information contained under the “INVESTMENT ADVISORY AGREEMENTS” section on page 28 of the SAI.

For the fiscal years ended December 31, 2005, 2006 and 2007, the advisory fees for each Fund payable to the Adviser, the reductions attributable to contractual and voluntary fee waivers, the net fees paid with respect to the Funds, and the corresponding percentages of net assets (net of waivers) were as follows:

2005

Fund	Advisory Fee Payable	Reduction in Fee	Net Fee Paid	% of Average Net Assets
Equity Fund	$2,822,407	$251,903	$2,570,504	0.50%
Balanced Fund	$0	$0	$0	0.00%
Income Fund	$704,299	$50,879	$653,420	0.51%
Short-Term Investment Fund	$8,878	$31,176	$(22,298)	0.00%
Small Cap Growth Fund	$599,057	$26,169	$572,888	1.10%
International Equity Fund	$396,943	$30,872	$366,071	0.92%
Socially Responsible Fund	$665,770	$170,469	$495,301	0.63%
2006

Fund	Advisory Fee Payable	Reduction in Fee	Net Fee Paid		% of Average Net Assets
Equity Fund	$3,114,150	$161,663	$2,952,487		0.58%
Balanced Fund	$0	$36,506	$(36,506)		0.00%
Income Fund	$700,899	$39,052	$661,847		0.52%
Short-Term Investment Fund	$10,247	$42,666	$(32,419)		0.00%
Small Cap Growth Fund	$619,622	$85,256	$534,366		0.99%
International Equity Fund	$456,449	$76,115	$380,334		0.83%
Socially Responsible Fund	$717,478	$76,841	$640,637		0.76%
2010 Aggressive Fund	$144	$25,270	$(25,126	)*	0.00%
2010 Moderate Fund	$226	$25,101	$(24,875	)*	0.00%
2010 Conservative Fund	$423	$25,055	$(24,632	)*	0.00%
2015 Moderate Fund	$1,546	$24,725	$(23,179	)*	0.00%
2025 Moderate Fund	$1,043	$24,989	$(23,946	)*	0.00%
2035 Moderate Fund	$210	$25,168	$(24,958	)*	0.00%
2045 Moderate Fund	$179	$25,023	$(24,844	)*	0.00%

2007

Fund	Advisory Fee Payable	Reduction in Fee	Net Fee Paid		% of Average Net Assets
Equity Fund	$3,675,870	$16,533	$3,659,337		0.70%
Balanced Fund	$0	$0	$0		0.00%
Income Fund	$713,309	$84,020	$629,289		0.49%
Short-Term Investment Fund	$17,324	$62,661	$(45,337)		0.00%
Small Cap Growth Fund	$665,332	$175,455	$489,877		0.85%
International Equity Fund	$557,262	$111,372	$445,890		0.80%
Socially Responsible Fund	$782,818	$13,567	$769,251		0.83%
2010 Aggressive Fund	$1,894	$42,825	$(40,931	)*	0.00%
2010 Moderate Fund	$5,026	$41,652	$(36,626	)*	0.00%
2010 Conservative Fund	$2,899	$42,268	$(39,369	)*	0.00%
2015 Moderate Fund	$17,048	$38,388	$(21,340	)*	0.00%
2025 Moderate Fund	$12,491	$40,544	$(28,053	)*	0.00%
2035 Moderate Fund	$5,597	$42,924	$(37,327	)*	0.00%
2045 Moderate Fund	$3,113	$43,073	$(39,960	)*	0.00%
*	Reduction in fee for the Target Maturity Funds includes contractual waivers of management fees and reimbursement of expenses so that total annual operating expenses for each Target Maturity Fund would not exceed 0.50%.
The following information replaces the information contained under the “OTHER SERVICES” section on page 51 of the SAI.

The following table describes the administration and accounting fees paid by each Fund for the year ended December 31, 2005, 2006 and 2007:

NAME OF FUND	2005		2006		2007
Equity Fund	$262,569		$399,981		$384,987
Balanced Fund	$13,546		$10,823		$9,997
Income Fund	$94,997		$177,609		$95,124
Short-Term Investment Fund	$3,308	*	$3,618		$4,630
Small Cap Growth Fund	$30,652		$69,891		$42,437
International Equity Fund	$53,634		$148,394		$40,876
Socially Responsible Fund	$42,170		$68,626		$67,516
2010 Aggressive Fund**	N/A		$2,225	***	$20,415	****
2010 Moderate Fund**	N/A		$2,225	***	$20,415	****
2010 Conservative Fund**	N/A		$2,225	***	$20,415	****
2015 Moderate Fund**	N/A		$2,225	***	$20,415	****
2025 Moderate Fund**	N/A		$2,225	***	$20,415	****
2035 Moderate Fund**	N/A		$2,225	***	$20,415	****
2045 Moderate Fund**	N/A		$2,225	***	$20,415	****

*	The Adviser reimbursed the Short-Term Investment Fund’s administration fees during 2005.
**	The Target Maturity Funds commenced operations on May 1, 2006.
***	PFPC waived $80,122 of administration fees for the Target Maturity Funds for the period May 1, 2006 to December 31, 2006.
****	PFPC waived $20,419 of administration fees for the Target Maturity Funds for the fiscal year ended December 31, 2007.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SAI OF THE TRUST

FOR FUTURE REFERENCE.

2